Market risk	12 Months Ended
Dec. 31, 2024
Market risk
Market Risk

8. Market risk

The main non-trading risk types are interest rates and credit spreads.

Interest rate risk may result in of loss from fluctuations in the future cash flows. Interest rate risk is managed principally through monitoring interest rate gaps and basis risk.

Credit spreads reflect the credit risk of the loans to customers, i.e. risk that a customer or counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company's credit risk exposure and the related management process are described in note 5.

The following table sets out the carrying amount of assets and liabilities subject to market risk:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Assets subject to market risk
Loans receivable	193,682	-
Trade receivable	-	12,568

Liabilities subject to market risk
Loan payable	161,439	-
Convertible notes payable	10,011	12,922
Trade payable	-	1,302

There has been no change to the manner in which the Company manages and measures it’s market exposure in the current year.